Income Tax (Details) - Schedule of Reconciliation of Effective Statutory Income Tax Rates - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciliation of Effective Statutory Income Tax Rates [Abstract]
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$ 35,143	$ 57,072
Income tax expense computed at Canadian statutory rates	9,489	15,409
Foreign tax rates different from statutory rate	(4,976)	(3,398)
Permanent items	(1,048)	635
Withholding taxes	3,789	1,428
Change in unrecognized deferred tax assets	6,789	(286)
Income tax expense	$ 14,043	$ 13,788